Note 8 - Other Liabilities (Tables)	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about other liabilities [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2024	2023	2023

Accounts payable and other	$9,252	$9,681	$7,265
Current income tax liability	3,109	7,466	4,527
Deferred income tax liability	332	731	659
Lease obligations	3,230	3,771	3,944
Cash collateral and amounts held in escrow	6,421	8,818	9,657
Cash reserves on loan and lease receivables	162,281	153,769	160,148

	$184,625	$184,236	$186,200